HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund
(the “Fund)

A series of Hatteras Alternative Mutual Funds Trust

No Load Shares
Class A Shares
Class C Shares
Institutional Class Shares
February 19, 2013

Supplement to the Summary Prospectus, Prospectus
and Statement of Additional Information (“SAI”)
dated April 30, 2012, as supplemented

The purpose of this Supplement is to notify shareholders that the Managed Futures Strategies portfolio (the “Portfolio”), one of the affiliated underlying portfolios in which the Fund invests, will be modifying its managed futures program.  Currently, the Portfolio invests up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which invests in trading accounts managed by the Portfolio’s trading advisors.  Effective immediately, the Subsidiary will also be permitted to enter into commodity based swap agreements.

Accordingly, to clarify that the Fund’s exposure to swap agreements includes commodity based swap agreements, the disclosure titled “Swap Agreement Risks” on page 7 of the Summary Prospectus and page 8 of the Prospectus is hereby deleted and replaced with the following:

Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Additionally, effective immediately, Battenkill Capital Management, Inc. no longer serves as sub-advisor to the Underlying Funds.  Please disregard all references to this investment adviser in the Prospectus and SAI.

Please retain this Supplement with your
Summary Prospectus, Prospectus and SAI for future reference.

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HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Hedged Strategies Fund

A series of Hatteras Alternative Mutual Funds Trust

Institutional Class Shares
February 19, 2013

Supplement to the Prospectus
and Statement of Additional Information (“SAI”)
dated April 30, 2012, as supplemented

Effective immediately, Battenkill Capital Management, Inc. no longer serves as sub-advisor to the Underlying Funds.  Please disregard all references to this investment adviser in the Prospectus and SAI.

Please retain this Supplement with your
Prospectus and SAI for future reference.

1

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Managed Futures Strategies Fund
(the “Fund)

A series of Hatteras Alternative Mutual Funds Trust

Class A Shares
Institutional Class Shares
February 19, 2013

Supplement to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)
dated September 28, 2012

The purpose of this Supplement is to notify shareholders that the Managed Futures Strategies portfolio (the “Portfolio”), the affiliated underlying portfolio in which the Fund invests, will be modifying its managed futures program.  Currently, the Portfolio invests up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which invests in trading accounts managed by the Portfolio’s trading advisors.  Effective immediately, the Subsidiary will also be permitted to enter into commodity based swap agreements.

Accordingly, to clarify that the Fund’s exposure to swap agreements includes commodity based swaps, the disclosure titled “Swap Agreement Risks” on page 7 of the Summary Prospectus and page 7 of the Prospectus is hereby deleted and replaced with the following:

Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Additionally, the second paragraph of the section titled “The Underlying Fund” on page 12 of the Prospectus is hereby deleted and replaced with the following:

The Underlying Fund pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund and the Underlying Fund. The Subsidiary invests the majority of its assets in accounts, including collateral accounts for the purpose of entering into swap transactions, the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor pursuant to such Trading Advisor’s managed futures program.

Additionally, the section titled “Managed Futures” on page 5 of the SAI is hereby deleted and replaced with the following:

Managed Futures

The Fund pursues its managed futures strategy primarily by investing in the Managed Futures Strategies Underlying Fund which invests up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund and the Underlying Fund. The Subsidiary invests the majority of its assets in accounts (“Trading Accounts”), as well as collateral accounts for the purpose of entering into swap transactions, the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “Trading Advisor”) pursuant to such Trading Advisor’s managed futures program.

Please retain this Supplement with your
Summary Prospectus, Prospectus and SAI for future reference.

1